Income Tax (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provision for income tax from continuing operations
The provision for income tax from continuing operations was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Current:
Federal	$520	$632	$607
State and local	3	10	9
Foreign	628	556	773
Subtotal	1,151	1,198	1,389
Deferred:
Federal	(867)	205	409
State and local	—	—	(1)
Foreign	382	297	139
Subtotal	(485)	502	547
Provision for income tax expense (benefit)	$666	$1,700	$1,936

Income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations
The Company’s income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Income (loss) from continuing operations:
Domestic	$239	$1,981	$4,584
Foreign	3,901	3,727	2,299
Total	$4,140	$5,708	$6,883

Income tax for continuing operations effective rate reconciliation
The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Tax provision at U.S. statutory rate	$1,450	$1,997	$2,409
Tax effect of:
Dividend received deduction	(69)	(71)	(72)
Tax-exempt income	(86)	(70)	(91)
Prior year tax (1)	(13)	559	47
Low income housing tax credits	(270)	(221)	(205)
Other tax credits	(98)	(67)	(66)
Foreign tax rate differential (2), (3), (4)	(315)	(465)	(118)
Change in valuation allowance	(9)	5	(3)
Goodwill impairment	12	—	—
Other, net	64	33	35
Provision for income tax expense (benefit)	$666	$1,700	$1,936

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(1)	As discussed further below, for the year ended December 31, 2015, prior year tax includes a $557 million non-cash charge related to an uncertain tax position.

(2)
For the year ended December 31, 2016, foreign tax rate differential includes a tax benefit of $110 million in Japan related to a change in tax rate offset by a tax charge of $19 million in Chile related to a change in tax rate.

(3)
For the year ended December 31, 2015, foreign tax rate differential includes tax benefits of $174 million related to a Japan tax rate change, $61 million related to restructuring in Chile, $57 million related to the repatriation of earnings from Japan, $41 million related to certain non-portfolio net investment gains that were non-taxable and $31 million related to the devaluation of the peso in Argentina. These benefits were partially offset by charges of $88 million related to the impact of foreign exchange on investment gains in Argentina and $36 million as a result of a deferred tax liability true-up in Japan.

(4)
For the year ended December 31, 2014, foreign tax rate differential includes a tax charge of $54 million related to tax reform in Chile and $45 million related to the repatriation of earnings from Japan, partially offset by a tax benefit of $13 million related to the change in repatriation assumption for foreign earnings of the United Arab Emirates (“UAE”).

Components of deferred tax assets and liabilities
Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

	December 31,
	2016	2015
	(In millions)
Deferred income tax assets:
Policyholder liabilities and receivables	$1,921	$3,148
Net operating loss carryforwards	1,420	1,229
Employee benefits	1,045	1,041
Capital loss carryforwards	9	9
Tax credit carryforwards	1,375	1,081
Litigation-related and government mandated	256	260
Other	743	807
Total gross deferred income tax assets	6,769	7,575
Less: Valuation allowance	161	203
Total net deferred income tax assets	6,608	7,372
Deferred income tax liabilities:
Investments, including derivatives	2,949	4,333
Intangibles	1,213	1,212
Net unrealized investment gains	5,414	4,803
DAC	3,619	3,424
Other	187	134
Total deferred income tax liabilities	13,382	13,906
Net deferred income tax asset (liability)	$(6,774)	$(6,534)

Summary of net operating loss carryforwards for tax purposes
The following table sets forth the domestic, state, and foreign net operating loss carryforwards and the domestic capital loss carryforwards for tax purposes at December 31, 2016.

	Net Operating Loss Carryforwards			Capital Loss Carryforwards
	Domestic	State	Foreign	Domestic
	(In millions)
Expiration:
2017-2021	$1	$38	$86	$27
2022-2026	—	59	36	—
2027-2031	76	29	41	—
2032-2036	3,805	2	(6)	—
Indefinite	—	—	354	—
	$3,882	$128	$511	$27

Summary of Tax Credit Carryforwards
The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2016.

	Tax Credit Carryforwards
	General Business Credits	Foreign Tax Credits	Other
	(In millions)
Expiration:
2017-2021	$—	$—	$—
2022-2026	—	573	—
2027-2031	181	—	—
2032-2036	662	—	—
Indefinite	—	9	223
	$843	$582	$223

Reconciliation of unrecognized tax benefits
Interest was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Interest recognized on the consolidated statements of operations (1)	$(41)	$388	$27

		December 31,
		2016	2015
		(In millions)
Interest included in other liabilities on the consolidated balance sheets (1)		$623	$664

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(1)	The significant increase in 2015 is related to the non-cash charge discussed above.
A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Balance at January 1,	$1,259	$719	$724
Additions for tax positions of prior years (1)	24	574	59
Reductions for tax positions of prior years	(112)	(24)	(81)
Additions for tax positions of current year	23	24	21
Reductions for tax positions of current year	—	—	—
Settlements with tax authorities	(48)	(34)	(4)
Balance at December 31,	$1,146	$1,259	$719
Unrecognized tax benefits that, if recognized would impact the effective rate	$1,112	$1,215	$641

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(1)
The significant increase in 2015 is related to a non-cash charge the Company recorded to net income of $792 million, net of tax. The charge was related to an uncertain tax position and was comprised of a $557 million charge included in provision for income tax expense (benefit) and a $362 million ($235 million, net of tax) charge included in other expenses. This charge is the result of the Company’s consideration of recent decisions of the U.S. Court of Appeals for the Second Circuit upholding the disallowance of foreign tax credits claimed by other corporate entities not affiliated with the Company. The Company’s action relates to tax years from 2000 to 2009, during which MLIC held non-U.S. investments in support of its life insurance business through a United Kingdom investment subsidiary that was structured as a joint venture at the time.